Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities, USD $)	0 Months Ended
Oct. 10, 2012
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	$ 10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255